Disposal of wholly owned subsidiary (Tables)	12 Months Ended
Jun. 30, 2018
Jiangsu Logistics [Member]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The disposal was completed on 20 March 2016.

Assets and liabilities at the date of disposal:
Cash and cash equivalents	$779
Trade and other receivables	1,019,345
Property, plant and equipment	156,722
Trade and other payable	(88,917)
Tax payables	(18,277)
Net liabilities	$(1,069,652)
Consideration received	1,505,140
Gain on disposal	$435,488

Jiangsu Zhengxin R&D [Member]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The disposal was completed on 12 March 2015.

Assets and liabilities at the date of disposal:
Cash and cash equivalents	$4,154
Trade and other receivables	1,012,013
Property, plant and equipment	9,297,970
Land use right	2,850,240
Trade and other payables	(13,879,652)
Net liabilities	$(715,275)
Consideration received	10,518,189
Less: Amount required repaying to Danyang Beijiate	(10,055,371)
Gain on disposal	$1,178,093